Related Party Balance and Transactions - Schedule of Related Party Balance and Transactions (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Kin On Engineering (International) Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Amounts due from related parties	[1]	$ 58,599	$ 58,899
Alpha Generator Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Amounts due from related parties	[2]	4,232	1,280
Rich Merchant Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Amounts due from related parties	[3]	651
OPS Holdings Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Amounts due from related parties	[4]	7,192	5,767
Related Party [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Amounts due from related parties		70,674	65,946
Prepayments – related parties		7,261	7,298
Rental deposits – related parties		21,783	21,895
Sannogi Holdings Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Prepayments – related parties	[5]	802	806
Rental deposits – related parties	[6]	2,407	2,420
Sannogi Engineering Consultants Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Prepayments – related parties	[5]	6,459	6,492
Rental deposits – related parties	[6]	$ 19,376	$ 19,475

[1]	The balance represented the receivable regarding the provision of management services to Kin On Engineering (International) Limited. These amounts were unsecured, interest-free and repayable on demand.
[2]	The balance represented the advances to Alpha Generator Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.
[3]	The balance represented the advances to Rich Merchant Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.
[4]	The balance represented the advances to OPS Holdings Limited for operational purpose. These amounts were unsecured, interest-free and repayable on demand.
[5]	The balance represented the prepayment of the rent of the office spaces to the related parties. The balances have been fully utilized in July 2025.
[6]	The balance represented the rental deposits paid to the related parties for the rent of the office spaces.